Intangible assets, net (Schedule of Annual Estimated Amortization Expense for Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Amortization expenses for intangible assets	¥ 153,258	$ 22,290	¥ 150,092	¥ 145,063
Amortization for Intangible Assets
2019	149,449				$ 21,737
2020	96,025				13,966
2021	14,310				2,081
2022	8,630				1,255
2023	6,652				967
Thereafter	42,819				6,228
Total	¥ 317,885				$ 46,234